As filed with the Securities and Exchange Commission on September 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedules of Investments.

First State Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS: 86.53%
	Airport Services - 2.21%
476	Aena SA^	$93,033
3,200	Grupo Aeroportuario del Pacifico SAB de CV - Class B^	36,611
		129,644

	Construction & Engineering - 1.47%
966	VINCI SA^	86,501

	Electric Utilities - 25.40%
1,522	Alliant Energy Corp.	61,687
3,463	American Electric Power Company, Inc.	244,280
2,701	Eversource Energy	164,194
4,118	Great Plains Energy, Inc.	127,081
3,600	Hydro One Ltd.^	64,565
1,630	NextEra Energy, Inc.	238,127
3,446	PG&E Corp.	233,260
12,500	Power Assets Holdings Ltd.^	123,810
1,626	SSE plc^	29,591
4,366	Xcel Energy, Inc.	206,555
		1,493,150

	Gas Utilities - 2.97%
29,000	Osaka Gas Co., Ltd.^	116,149
1,155	UGI Corp.	58,293
		174,442

	Highways & Railtracks - 18.22%
4,208	Abertis Infraestructuras SA^	82,970
9,316	Atlantia SpA^	283,386
29,200	CCR SA^	159,936
14,167	Groupe Eurotunnel SE^	157,091
86,000	Jiangsu Expressway Co. Ltd. - Class H^	124,775
28,802	Transurban Group^	263,035
		1,071,193

	Integrated Telecommunication Services - 0.39%
3,521	Infrastructture Wireless Italiane SpA^	22,716

	Marine Ports & Services - 3.31%
28,000	China Merchants Port Holdings Co. Ltd.^	87,902
52,000	COSCO SHIPPING Ports Ltd.^	63,606
4,000	Kamigumi Co., Ltd.^	42,868
		194,376

	Multi-Utilities - 12.28%
3,169	Dominion Energy, Inc.	244,583
32,729	National Grid plc^	404,985
2,760	NiSource, Inc.	71,926
		721,494

	Oil & Gas Storage & Transportation - 10.65%
8,228	Enbridge, Inc.^	341,065
13,956	Kinder Morgan, Inc.	285,121
		626,186

	Railroads - 9.63%
700	Central Japan Railway Co.^	112,649
1,591	CSX Corp.	78,500
2,800	East Japan Railway Co.^	262,590
614	Kansas City Southern	63,359
475	Union Pacific Corp.	48,906
		566,004
	TOTAL COMMON STOCKS (Cost $4,853,307)	5,085,706

	MLP INVESTMENTS: 4.06%
	Oil & Gas Storage & Transportation - 4.06%
6,409	Enterprise Products Partners, LP	174,325
2,442	Plains All American Pipeline, LP	64,395
		238,720
	TOTAL MLP INVESTMENTS (Cost $234,307)	238,720

	REITS: 5.86%
	Real Estate - 5.86%
2,059	American Tower Corp.	280,704
116	Crown Castle International Corp.	11,667
377	SBA Communications Corp.*	51,856
		344,227
	TOTAL REITS (Cost $303,857)	344,227

	Total Investments in Securities (Cost $5,391,471): 96.45%	5,668,653
	Other Assets in Excess of Liabilities: 3.55%	208,936
	Net Assets: 100.00%	$5,877,589

* Non-income producing security.
^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SE	Company is a European company.
SpA	Società per Azioni is the Italian term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	49.64%
Japan	9.09%
United Kingdom	7.39%
Canada	6.90%
Italy	5.21%
China	4.70%
Australia	4.48%
France	4.14%
Spain	3.00%
Brazil	2.72%
Hong Kong	2.11%
Mexico	0.62%
100.00%

First State Global Listed Infrastructure Fund
Notes to Schedule of Investments
July 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The First State Global Listed Infrastructure Fund's (the "Fund") investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange ("NYSE") (4:00 pm EST).

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, Advisors Series Trust has selected ICE Data Services' Fair Value Information Services ("FVIS") to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund's securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security's corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. First State Investments (US) LLC (the "Adviser") anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$626,186	$-	$-	$626,186
Industrials	387,312	1,660,406	-	2,047,718
Telecommunication Services	22,716	-	-	22,716
Utilities	1,714,551	674,535	-	2,389,086
Total Common Stocks	2,750,765	2,334,941	-	5,085,706
MLP Investments	238,720	-	-	238,720
REITS	344,227	-	-	344,227
Total Investments in Securities	$3,333,712	$2,334,941	$-	$5,668,653

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification. Transfers between levels are recognized at July 31, 2017, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended July 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost of investments	$5,391,471

Gross unrealized appreciation	$334,987
Gross unrealized depreciation	(57,805)
Net unrealized appreciation	$277,182

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                     9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                     9/28/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                                     9/28/2017

* Print the name and title of each signing officer under his or her signature.